Hedge accounting (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Risk factor designated coverage ratio	100.00%
Balance reserve in cash flow hedge for which hedge accounting is no longer applied	R$ 167	R$ 187
Foreign currency conversion reserve	23	3,116
Credit derivative, nominal amount	282,444	273,280
Hedged Instrumnets Impacted By Change In Interest Rates [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	4,233	4,349
Remaining Accumulated [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	51	0
Adjustments [Member]
IfrsStatementLineItems [Line Items]
Credit derivative, nominal amount	R$ 38	R$ 0